Basis of Presentation and Significant Accounting Policies (Narrative) (Detail) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended			11 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008	Nov. 16, 2012	Dec. 31, 2011	Apr. 01, 2013	Dec. 31, 2010
Basis Of Presentation And Significant Accounting Policies [Line Items]
Deferred revenue recognition, declining balance method period			12 years		12 years
Deferred revenue recognition, declining balance method percentage			150.00%		150.00%
Amortization percentage on subscriber contract costs	150.00%		150.00%		150.00%
Amortization duration of declining balance method	12 years		12 years		12 years
Estimated useful life of intangible assets					10 years
Restricted cash and cash equivalents			$ 14,214,000		$ 14,375,000
Allowance for doubtful accounts	2,301,000		3,282,000	2,560,000	1,901,000	2,301,000		3,649,000
Accounts receivable classified as held for sale	0		0		0	0
Allowance for excess and obsolete inventory	1,484,000				3,167,000	1,484,000
Wrote off unamortized deferred financing costs					3,451,000
Deferred financing cost, net	57,322,000		54,600,000		59,375,000	57,322,000
Deferred financing cost, accumulated amortization	1,032,000		17,400,000		9,875,000	1,032,000
Amortization expenses included in interest expense	1,032,000		6,919,000	6,430,000	8,642,000
Accrued expenses and other current liabilities	38,232,000		67,318,000		33,118,000	38,232,000
Advertising expenses incurred	1,686,000				23,038,000
Proceeds from sale of contracts		2,300,000					118,136,000
Transfer between levels of fair value hierarchy					0	0
Unused letters of credit	2,168,000				2,174,000	2,168,000
Qualitative factors to determine asset impairment percentage					50.00%
Amortization expense on deferred financing costs included in interest expense			7,600,000	6,500,000
Sales commission included in accrued expenses and other liabilities			400,000		300,000
Other long-term obligations			2,700,000		2,400,000
Uncertain income tax position			50.00%
Agreement with buyer to provide services for the contracts sold, period			10 years
Amortization period of liability - contracts sold			12 years
Liability-contracts sold, current			2,100,000
Issued and unused letters of credit			3,000,000		2,200,000
Predecessor [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Amortization percentage on subscriber contract costs								150.00%
Amortization duration of declining balance method								12 years
Allowance for doubtful accounts	2,301,000					2,301,000		3,649,000	1,903,000		1,484,000
Amortization expenses included in interest expense								6,619,000	7,709,000
Advertising expenses incurred								8,204,000	8,505,000
Smartrove Acquisition [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Business acquisition, date					May 29, 2013
2GIG Sale [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of installed panels			75.00%		87.00%
Supply agreement period					5 years					5 years
SkyControl Panels [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of installed panels			17.00%
Sales Channel Partners [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Accrued expenses and other current liabilities	$ 1,418,000				$ 2,426,000	$ 1,418,000
Maximum [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets			10 years		10 years
Restricted cash equivalents, maturity period					3 months
Cash and cash equivalents maturity period			3 months
Minimum [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets			2 years		2 years